Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 99.0%
Automobiles – 2.6%
BYD Co Ltd	19,000	$467,262
Eicher Motors Ltd	5,713	222,074
		689,336
Banks – 11.8%
Bank Negara Indonesia Persero Tbk PT	1,306,400	771,347
HDFC Bank Ltd	40,433	795,985
ICICI Bank Ltd	103,911	1,113,837
Vietnam Technological & Commercial Joint Stock Bank*	389,800	427,978
		3,109,147
Capital Markets – 4.6%
CITIC Securities Co Ltd	363,000	734,050
Hong Kong Exchanges & Clearing Ltd	11,200	484,038
		1,218,088
Communications Equipment – 1.1%
Accton Technology Corp	38,000	289,644
Diversified Financial Services – 4.0%
Housing Development Finance Corp Ltd	32,717	1,041,801
Diversified Telecommunication Services – 2.5%
Telekomunikasi Indonesia Persero Tbk PT	2,737,000	659,475
Electronic Equipment, Instruments & Components – 5.2%
E Ink Holdings Inc	89,000	465,795
Hon Hai Precision Industry Co Ltd	113,000	367,165
Sinbon Electronics Co Ltd	27,000	241,501
Wingtech Technology Co Ltd - Class A	39,540	300,652
		1,375,113
Entertainment – 1.8%
Sea Ltd (ADR)*	8,948	465,564
Food & Staples Retailing – 1.2%
BGF retail Co Ltd*	1,859	310,061
Food Products – 4.0%
Masan Group Corp	139,040	549,041
Tingyi Cayman Islands Holding Corp	282,000	496,684
		1,045,725
Health Care Equipment & Supplies – 1.8%
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	10,236	466,809
Health Care Providers & Services – 1.7%
New Horizon Health Ltd (144A)*	202,000	451,988
Hotels, Restaurants & Leisure – 1.2%
Yum China Holdings Inc	5,760	321,480
Independent Power and Renewable Electricity Producers – 0.9%
China Longyuan Power Group Corp Ltd	198,000	242,238
Information Technology Services – 1.1%
NHN KCP Corp	26,077	279,177
Insurance – 6.0%
AIA Group Ltd	143,400	1,579,930
Interactive Media & Services – 6.2%
Tencent Holdings Ltd	38,300	1,627,928
Internet & Direct Marketing Retail – 7.6%
Alibaba Group Holding Ltd*	99,000	1,093,138
JD.Com Inc - Class A	31,700	891,149
		1,984,287
Life Sciences Tools & Services – 1.2%
Syngene International Ltd (144A)	46,045	326,102
Machinery – 2.1%
Sany Heavy Industry Co Ltd	128,002	292,390
Shenzhen Inovance Technology Co Ltd - Class A	25,084	252,064
		544,454
Metals & Mining – 4.1%
Allkem Ltd*	50,940	386,897
BHP Group Ltd	14,386	445,309
Chalice Mining Ltd*	57,884	245,665
		1,077,871
Pharmaceuticals – 0.4%
Zhaoke Ophthalmology Ltd (144A)*	239,500	92,232
Road & Rail – 2.6%
Full Truck Alliance Co (ADR)*	84,229	673,832
Semiconductor & Semiconductor Equipment – 9.3%
LEENO Industrial Inc	3,679	456,590

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd	137,000	$1,996,954
		2,453,544
Software – 2.2%
Linklogis Inc - Class B (144A)*	1,126,500	580,941
Technology Hardware, Storage & Peripherals – 7.0%
Samsung Electronics Co Ltd	41,523	1,831,230
Transportation Infrastructure – 1.2%
International Container Terminal Services Inc	85,120	306,563
Water Utilities – 1.5%
China Water Affairs Group Ltd	468,000	385,612
Wireless Telecommunication Services – 2.1%
Bharti Airtel Ltd	57,596	559,911
Total Investments (total cost $26,289,365) – 99.0%		25,990,083
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		274,735
Net Assets – 100%		$26,264,818

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$9,370,449	36.1%
India	4,059,710	15.6
Taiwan	3,826,623	14.7
South Korea	2,877,058	11.1
Hong Kong	2,063,968	7.9
Indonesia	1,430,822	5.5
Australia	1,077,871	4.1
Vietnam	977,019	3.8
Philippines	306,563	1.2

Total	$25,990,083	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$4,224	$8	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	3,451∆	-	-	-
Total Affiliated Investments – N/A	$7,675	$8	$-	$-

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	1,614,983	3,205,924	(4,820,915)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	541,056	294,327	(835,383)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $1,451,263, which represents 5.5% of net assets.

*	Non-income producing security.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Entertainment	$465,564	$-	$-
Road & Rail	673,832	-	-
All Other	-	24,850,687	-
Total Assets	$1,139,396	$24,850,687	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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